2. CONCENTRATIONS OF CREDIT AND BUSINESS RISK (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentrations Of Credit And Business Risk Details Narrative
Received payment from Almont under agreements		$ 150,000
Obligated agreement amount	5,847,000
Licensing fee	$ 49,000,000